Offerings	Sep. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	433,323,000
Proposed Maximum Offering Price per Unit	23.91
Maximum Aggregate Offering Price	$ 10,360,752,930.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,586,231.27
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (b) Estimated pursuant to Rule 457(a) in accordance with Rule 457(r), solely for the purpose of calculating the registration fee, on the basis of the average of the high and low sales prices for the Common Stock on September 3, 2025, as reported on Nasdaq, in accordance with with Rule 457(c). (c) Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of the Warrant
Amount Registered | shares	240,516,150
Proposed Maximum Offering Price per Unit	23.91
Maximum Aggregate Offering Price	$ 5,750,741,146.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 880,438.47
Offering Note	Consists of the resale of up to 240,516,150 shares of common stock issuable upon exercise of the Warrant. See also 1(a), (b), and (c).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrant
Amount Registered | shares	240,516,150
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The shares of common stock being registered are purchasable by the selling securityholder upon exercise of the Warrant being registered. Pursuant to Rule 457(g), no additional fee is payable for the Warrant. See also 1(a), (b), and (c).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Intel Corporation initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-269522), filed on September 2, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 5, 2025, filed by Intel with the SEC pursuant to Rule 424(b) of the Securities Act.